Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2023
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
CIK	dei_EntityCentralIndexKey	0000935015
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jan. 29, 2024
Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A